Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Cash Flows From Operating Activities
Net loss	$ (48,836)	$ (22,384)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Realized loss on RMBS, available-for-sale, net	17,543	0
Unrealized loss on investments in Servicing Related Assets	93,853	27,175
Realized gain on acquired assets, net	(46)	0
Realized loss on derivatives, net	18,756	7,476
Unrealized (gain) loss on derivatives, net	(52,200)	8,272
Realized gain on TBA dollar rolls, net	(847)	(406)
Amortization of premiums on RMBS, available-for-sale	4,144	1,889
Amortization of deferred financing costs	83	199
LTIP-OP Unit awards	264	265
Changes in:
Receivables and other assets, net	(6,968)	(1,022)
Due to affiliates	(2,064)	(236)
Accrued interest on derivatives, net	(1,510)	(1,754)
Dividends payable	(51)	(2,040)
Accrued expenses and other liabilities, net	1,555	(4,028)
Net cash provided by operating activities	23,676	13,406
Cash Flows From Investing Activities
Purchase of RMBS	(352,779)	(220,328)
Principal paydown of RMBS	84,221	34,571
Proceeds from sale of RMBS	1,064,779	0
Acquisition of MSRs	(25,383)	(36,296)
Purchase of derivatives	(413)	(83)
Proceeds from settlement of derivatives	29,956	1,735
Net cash provided by (used in) investing activities	800,381	(220,401)
Cash Flows From Financing Activities
Borrowings under repurchase agreements	2,849,697	1,967,107
Repayments of repurchase agreements	(3,622,103)	(1,780,354)
Proceeds from derivative financing	(1,167)	(9,038)
Proceeds from bank loans	18,204	10,782
Principal paydown of bank loans	(13,500)	(7,850)
Dividends paid	(9,070)	(9,997)
LTIP-OP Units distributions paid	(108)	(134)
Conversion of OP units	(76)	(103)
Issuance of common stock, net of offering costs	124	132
Issuance of preferred stock, net of offering costs	0	49,360
Repurchase of common stock	(1,748)	0
Net cash provided by (used in) financing activities	(779,747)	219,905
Net Increase in Cash, Cash Equivalents and Restricted Cash	44,310	12,910
Cash, Cash Equivalents and Restricted Cash, Beginning of Period	91,708	40,019
Cash, Cash Equivalents and Restricted Cash, End of Period	136,018	52,929
Supplemental Disclosure of Cash Flow Information
Cash paid during the period for interest expense	12,208	10,543
Supplemental Schedule of Non-Cash Investing and Financing Activities
Dividends declared but not paid	8,717	9,807
Sale of RMBS, settled after period end	$ (83,823)	$ 0